Deposits - Summary of Average Amounts and Weighted Average Rates of the Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deposits [Line Items]
Non-interest bearing	$ 435,055	$ 291,658	$ 240,955
Interest bearing	120,197	84,837	68,193
Total transaction accounts	2,525,345	1,628,337	1,083,719
Time deposits	1,432,921	1,165,196	1,106,621
Total average deposits	3,958,266	2,793,533	2,190,340
Interest bearing, rate		0.11%	0.10%
Money market accounts, rate		0.48%	0.68%
Savings accounts, rate		0.28%	0.56%
Time deposits, rate		1.25%	1.39%
Average Balance [Member]
Schedule Of Deposits [Line Items]
Non-interest bearing		261,000	218,766
Interest bearing		70,454	65,407
Total demand deposits		331,454	284,173
Money market accounts		872,696	617,602
Savings accounts		89,290	112,989
Total transaction accounts		1,293,440	1,014,764
Time deposits		1,121,094	1,277,567
Total average deposits		$ 2,414,534	$ 2,292,331